Taxation (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of analysis of taxation charge for the year
(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2023 £ million	2022 £ million	2021 £ million	2023 £ million	2022 £ million	2021 £ million	2023 £ million	2022 £ million	2021 £ million
Current tax
Current year	160	174	100	879	867	684	1,039	1,041	784
Adjustments in respect of prior years	33	10	1	(39)	16	28	(6)	26	29
	193	184	101	840	883	712	1,033	1,067	813
Deferred tax
Origination and reversal of temporary differences	25	—	13	(70)	21	18	(45)	21	31
Changes in tax rates	—	2	46	11	1	32	11	3	78
Adjustments in respect of prior years	6	—	8	(35)	(42)	(23)	(29)	(42)	(15)
	31	2	67	(94)	(20)	27	(63)	(18)	94
Taxation on profit	224	186	168	746	863	739	970	1,049	907

Schedule of exceptional tax (credits)/charges
(b) Exceptional tax (credits)/charges
The taxation charge includes the following exceptional items:

	2023 £ million	2022 £ million	2021 £ million
Brand impairment(1)	(124)	(55)	—
US guarantee fee claim(2)	(57)	—	—
Supply chain agility programme	(23)	—	—
Distribution termination fee	(11)	—	—
Disposal of businesses and brands(3)	29	23	—
Winding down Russian operations	—	3	—
Tax rate change in the United Kingdom(4)	—	—	46
Tax rate change in the Netherlands(5)	—	—	42
Other items	—	(2)	(4)
	(186)	(31)	84
(1) In the year ended 30 June 2023, an exceptional tax credit of £124 million was recognised mainly in respect of the impairment of the McDowell's brand. In the year ended 30 June 2022, the exceptional tax credit of £55 million consists of tax impact on the impairment of the McDowell's and Bell's brands for £35 million and £20 million, respectively.
(2) In the year ended 30 June 2023, an exceptional tax credit of £57 million was recognised in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of US group entities. Following engagement with the tax authorities, guarantee fees for the periods ended 30 June 2012 to 30 June 2022 are fully deductible.
(3)    In the year ended 30 June 2023, the exceptional net tax charge of £29 million mainly comprised of a tax charge of £42 million in respect of the sale of Guinness Cameroun S.A., partly offset by a tax credit of £10 million in respect of the sale of certain USL businesses. In the year ended 30 June 2022, a £23 million exceptional tax charge was recognised in respect of the gain on the sale of the Picon brand.
(4) On 24 May 2021, legislation was substantively enacted in the UK to increase the corporate tax rate to 25% with effect from 1 April 2023. As a result of the change, an exceptional tax charge of £46 million was recognised for the year ended 30 June 2021 in relation to the remeasurement of deferred tax assets and liabilities. In addition, there was a one-off charge of £48 million to other comprehensive income and equity, mainly in respect of the remeasurement of the deferred tax liabilities on the post employment assets.
(5) On 15 December 2020, legislation was substantively enacted in the Netherlands to maintain the headline corporate tax rate at 25%, reversing a previously enacted reduction in the corporate tax rate to 21.7% from 2021. As a result of the change, an exceptional tax charge of £42 million was recognised for the year ended 30 June 2021 in relation to the remeasurement of deferred tax liabilities. In the year ended 30 June 2022, the Dutch Senate enacted an increased tax rate of 25.8%. The remeasurement of deferred tax liabilities was recognised as an underlying tax charge.

Schedule of taxation rate reconciliation and factors that may affect future tax charges
(c) Taxation rate reconciliation and factors that may affect future tax charges

	2023 £ million	2023%	2022 £ million	2022%	2021 £ million	2021%
Profit before taxation	4,736		4,387		3,706
Notional charge at UK corporation tax rate	971	20.5	833	19.0	704	19.0
Elimination of notional tax on share of after tax results of associates and joint ventures	(76)	(1.6)	(79)	(1.8)	(63)	(1.7)
Differences in overseas tax rates	95	2.0	161	3.7	128	3.5
Disposal of businesses and brands	(42)	(0.9)	21	0.5	(2)	(0.1)
Other items not chargeable	(63)	(1.3)	(49)	(1.1)	(52)	(1.4)
Impairment	(2)	—	36	0.8	—	—
Other items not deductible	71	1.5	58	1.3	67	1.8
Irrecoverable withholding taxes	38	0.8	39	0.9	25	0.7
Movement in provision in respect of uncertain tax positions(1)	27	0.6	42	0.9	1	—
Changes in tax rates(2)	11	0.2	3	0.1	78	2.1
Adjustments in respect of prior years(3)	(60)	(1.3)	(16)	(0.4)	21	0.6
Taxation on profit	970	20.5	1,049	23.9	907	24.5
Tax rate before exceptional items	—	23.0	—	22.5	—	22.2
(1) Movement in provision in respect of uncertain tax positions includes both current and prior year uncertain tax position movements.
(2)    Changes in tax rates for the year ended 30 June 2021 are mainly due to the tax rate change in the Netherlands and the United Kingdom.
(3)    Excludes prior year movement in provisions. Also included an exceptional tax credit of £57 million in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of its US group entities.

Schedule of deferred tax assets and liabilities
(d) Deferred tax assets and liabilities
Deferred tax recognised in the consolidated balance sheet comprise the following net deferred tax (liabilities)/assets:

	Property, plant and equipment £ million	Intangible assets £ million	Post employment plans £ million	Tax losses £ million	Other temporary differences(1) £ million	Total £ million
At 30 June 2021	(381)	(1,636)	(129)	57	244	(1,845)
Exchange differences	(21)	(155)	3	3	17	(153)
Recognised in income statement	(42)	(3)	(10)	2	74	21
Reclassification	2	40	—	—	(7)	35
Recognised in other comprehensive loss and equity	(20)	(104)	(103)	—	20	(207)
Tax rate change – recognised in income statement	(1)	(3)	—	1	—	(3)
Tax rate change – recognised in other comprehensive loss and equity	—	—	(22)	—	2	(20)
Acquisition of subsidiaries	—	(31)	—	—	—	(31)
Sale of businesses	(5)	—	—	—	3	(2)
At 30 June 2022	(468)	(1,892)	(261)	63	353	(2,205)
Exchange differences	33	113	(3)	1	(10)	134
Recognised in income statement	(30)	93	2	(15)	24	74
Recognised in other comprehensive income and equity	(6)	(30)	152	—	(50)	66
Tax rate change – recognised in income statement	(1)	(12)	(1)	—	3	(11)
Acquisition of subsidiaries	—	(71)	—	—	—	(71)
Transfer from asset held for sale	(2)	(37)	—	—	5	(34)
Sale of businesses	10	—	(1)	—	(4)	5
At 30 June 2023	(464)	(1,836)	(112)	49	321	(2,042)
(1) Deferred tax on other temporary differences includes hyperinflation, fair value movement on cross-currency swaps, interest and finance costs, share-based payments and intra-group sales of products.
Schedule of net deferred assets and liabilities
After offsetting deferred tax assets and liabilities that relate to taxes levied by the same taxation authority on the same taxable fiscal unit, the net deferred tax liability comprises:

	2023 £ million	2022 £ million
Deferred tax assets	141	114
Deferred tax liabilities	(2,183)	(2,319)
	(2,042)	(2,205)

Schedule of unrecognized deferred tax assets and liabilities
(e) Unrecognised deferred tax assets
The following table shows the tax value of tax losses which has not been recognised due to uncertainty over their utilisation in future periods. The gross value of those losses is £632 million (2022 – £674 million).

	2023 £ million	2022 £ million
Capital losses – indefinite	98	98
Trading losses – indefinite	24	25
Trading and capital losses – expiry dates up to 2032	39	46
	161	169